Leases - Supplemental Cash Flow and Other Information (Details) - Benson Hill, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$ 3,612	$ 2,245	$ 395
Operating cash flows from finance leases	1,472	7
Financing cash flows from finance leases	88	60
Right-of-use assets obtained in exchange for new lease liabilities:
Finance leases	33,523		225
Operating leases	$ 1,447	$ 1,992	$ 616